Ordinary Shares (Details)					12 Months Ended
	Nov. 21, 2019 $ / shares shares	Nov. 07, 2019 $ / shares shares	Jul. 11, 2018 shares	Jan. 08, 2015	Dec. 31, 2019 shares	Jul. 11, 2019 USD ($) $ / shares shares	Jul. 11, 2019 $ / shares	Jan. 08, 2014 HKD ($) $ / shares shares
Ordinary Shares (Textual)
Authorized share capital value						$ 380,000		$ 380,000
Authorized share capital shares						3,800,000,000		3,800,000,000
Nominal or par value (in dollars per share) | (per share)						$ 0.0001		$ 0.0001
Consideration per share of one subscriber's share allotted and issued | $ / shares								$ 0.0001
Percentage ordinary shares of one subscriber's share allotted and issued				100.00%
Number of shares repurchased			1,230,434,041
Shares repurchased, price per share | $ / shares							$ 0.0001
Number of shares issued			1,230,434,040		1,230,434,041
Redenomination, description			As the result of the above redenomination, the par value of the Company's shares has been changed from HKD0.0001 to USD0.0001, and its authorized share capital has been increased to USD380,000 divided into 3,800,000,000 shares of USD0.0001 each.
IPO [Member]
Ordinary Shares (Textual)
Nominal or par value (in dollars per share) | $ / shares		$ 7.5
Number of ADS issued		6,500,000
Number of shares issued		130,000,000
Green Shoes Options [Member]
Ordinary Shares (Textual)
Nominal or par value (in dollars per share) | $ / shares	$ 7.5	$ 7.5
Number of ADS issued	135,460	425,000
Number of shares issued	2,709,200	8,500,000